Distribution Date:	10/18/21	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-UBS10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06054MAA1	1.559000%	31,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06054MAB9	2.723000%	135,900,000.00	15,350,024.74	15,350,024.74	34,831.77	1,153,526.52	0.00	16,538,383.03	0.00	0.00%	30.00%
A-SB	06054MAC7	3.019000%	49,500,000.00	46,886,884.02	897,136.19	117,959.58	77,229.26	0.00	1,092,325.03	45,989,747.83	37.35%	30.00%
A-3	06054MAD5	2.903000%	175,000,000.00	175,000,000.00	3,837,355.65	423,354.16	313,889.82	0.00	4,574,599.63	171,162,644.35	37.35%	30.00%
A-4	06054MAE3	3.170000%	221,682,000.00	221,682,000.00	0.00	585,609.95	0.00	0.00	585,609.95	221,682,000.00	37.35%	30.00%
A-S	06054MAH6	3.385000%	43,813,000.00	43,813,000.00	0.00	123,589.17	0.00	0.00	123,589.17	43,813,000.00	31.10%	25.00%
B	06054MAJ2	3.790000%	46,003,000.00	46,003,000.00	0.00	145,292.81	0.00	0.00	145,292.81	46,003,000.00	24.53%	19.75%
C	06054MAK9	4.853325%	44,909,000.00	44,909,000.00	0.00	181,631.66	0.00	0.00	181,631.66	44,909,000.00	18.12%	14.63%
D	06054MAW3	3.000000%	51,480,000.00	51,480,000.00	0.00	128,700.00	0.00	0.00	128,700.00	51,480,000.00	10.77%	8.75%
E	06054MAY9	3.413000%	21,906,000.00	21,906,000.00	0.00	62,304.32	0.00	0.00	62,304.32	21,906,000.00	7.65%	6.25%
F	06054MBA0	3.413000%	10,954,000.00	10,954,000.00	0.00	31,155.00	0.00	0.00	31,155.00	10,954,000.00	6.08%	5.00%
G	06054MBC6	3.413000%	18,620,000.00	18,620,000.00	0.00	52,958.38	0.00	0.00	52,958.38	18,620,000.00	3.42%	2.88%
H	06054MBE2	3.413000%	25,193,056.00	23,982,351.90	0.00	51,308.14	0.00	0.00	51,308.14	23,982,351.90	0.00%	0.00%
V	06054MBG7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06054MBJ1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,260,058.00	720,586,260.66	20,084,516.58	1,938,694.94	1,544,645.60	0.00	23,567,857.12	700,501,744.08

Notional Certificates
X-A	06054MAF0	1.815520%	613,382,000.00	458,918,908.76	0.00	694,313.54	1,548,188.86	0.00	2,242,502.40	438,834,392.18
X-B	06054MAG8	1.260888%	89,816,000.00	89,816,000.00	0.00	94,373.25	0.00	0.00	94,373.25	89,816,000.00
X-D	06054MAL7	1.853325%	51,480,000.00	51,480,000.00	0.00	79,507.66	0.00	0.00	79,507.66	51,480,000.00
X-E	06054MAN3	1.440325%	21,906,000.00	21,906,000.00	0.00	26,293.14	0.00	0.00	26,293.14	21,906,000.00
X-F	06054MAQ6	1.440325%	10,954,000.00	10,954,000.00	0.00	13,147.77	0.00	0.00	13,147.77	10,954,000.00
X-G	06054MAS2	1.440325%	18,620,000.00	18,620,000.00	0.00	22,349.05	0.00	0.00	22,349.05	18,620,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	06054MAU7	1.440325%	25,193,056.00	23,982,351.90	0.00	28,785.33	0.00	0.00	28,785.33	23,982,351.90
Notional SubTotal			831,351,056.00	675,677,260.66	0.00	958,769.74	1,548,188.86	0.00	2,506,958.60	655,592,744.08

Deal Distribution Total					20,084,516.58	2,897,464.68	3,092,834.46	0.00	26,074,815.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06054MAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06054MAB9	112.95088109	112.95088109	0.25630442	0.00000000	0.00000000	8.48805386	0.00000000	121.69523937	0.00000000
A-SB	06054MAC7	947.20977818	18.12396343	2.38302182	0.00000000	0.00000000	1.56018707	0.00000000	22.06717232	929.08581475
A-3	06054MAD5	1,000.00000000	21.92774657	2.41916663	0.00000000	0.00000000	1.79365611	0.00000000	26.14056931	978.07225343
A-4	06054MAE3	1,000.00000000	0.00000000	2.64166667	0.00000000	0.00000000	0.00000000	0.00000000	2.64166667	1,000.00000000
A-S	06054MAH6	1,000.00000000	0.00000000	2.82083331	0.00000000	0.00000000	0.00000000	0.00000000	2.82083331	1,000.00000000
B	06054MAJ2	1,000.00000000	0.00000000	3.15833337	0.00000000	0.00000000	0.00000000	0.00000000	3.15833337	1,000.00000000
C	06054MAK9	1,000.00000000	0.00000000	4.04443786	0.00000000	0.00000000	0.00000000	0.00000000	4.04443786	1,000.00000000
D	06054MAW3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06054MAY9	1,000.00000000	0.00000000	2.84416689	0.00000000	0.00000000	0.00000000	0.00000000	2.84416689	1,000.00000000
F	06054MBA0	1,000.00000000	0.00000000	2.84416651	0.00000000	0.00000000	0.00000000	0.00000000	2.84416651	1,000.00000000
G	06054MBC6	1,000.00000000	0.00000000	2.84416649	0.00000000	0.00000000	0.00000000	0.00000000	2.84416649	1,000.00000000
H	06054MBE2	951.94294412	0.00000000	2.03659850	0.67088606	10.74554988	0.00000000	0.00000000	2.03659850	951.94294412
V	06054MBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06054MBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06054MAF0	748.17798494	0.00000000	1.13194313	0.00000000	0.00000000	2.52402069	0.00000000	3.65596382	715.43408868
X-B	06054MAG8	1,000.00000000	0.00000000	1.05073985	0.00000000	0.00000000	0.00000000	0.00000000	1.05073985	1,000.00000000
X-D	06054MAL7	1,000.00000000	0.00000000	1.54443784	0.00000000	0.00000000	0.00000000	0.00000000	1.54443784	1,000.00000000
X-E	06054MAN3	1,000.00000000	0.00000000	1.20027116	0.00000000	0.00000000	0.00000000	0.00000000	1.20027116	1,000.00000000
X-F	06054MAQ6	1,000.00000000	0.00000000	1.20027113	0.00000000	0.00000000	0.00000000	0.00000000	1.20027113	1,000.00000000
X-G	06054MAS2	1,000.00000000	0.00000000	1.20027121	0.00000000	0.00000000	0.00000000	0.00000000	1.20027121	1,000.00000000
X-H	06054MAU7	951.94294412	0.00000000	1.14258985	0.00000000	0.00000000	0.00000000	0.00000000	1.14258985	951.94294412

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	34,831.76	0.00	34,831.76	0.00	0.00	0.00	34,831.77	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	117,959.59	0.00	117,959.59	0.00	0.00	0.00	117,959.58	0.00
A-3	09/01/21 - 09/30/21	30	0.00	423,354.17	0.00	423,354.17	0.00	0.00	0.00	423,354.16	0.00
A-4	09/01/21 - 09/30/21	30	0.00	585,609.95	0.00	585,609.95	0.00	0.00	0.00	585,609.95	0.00
X-A	09/01/21 - 09/30/21	30	0.00	694,313.54	0.00	694,313.54	0.00	0.00	0.00	694,313.54	0.00
X-B	09/01/21 - 09/30/21	30	0.00	94,373.25	0.00	94,373.25	0.00	0.00	0.00	94,373.25	0.00
X-D	09/01/21 - 09/30/21	30	0.00	79,507.66	0.00	79,507.66	0.00	0.00	0.00	79,507.66	0.00
X-E	09/01/21 - 09/30/21	30	0.00	26,293.14	0.00	26,293.14	0.00	0.00	0.00	26,293.14	0.00
X-F	09/01/21 - 09/30/21	30	0.00	13,147.77	0.00	13,147.77	0.00	0.00	0.00	13,147.77	0.00
X-G	09/01/21 - 09/30/21	30	0.00	22,349.05	0.00	22,349.05	0.00	0.00	0.00	22,349.05	0.00
X-H	09/01/21 - 09/30/21	30	0.00	28,785.33	0.00	28,785.33	0.00	0.00	0.00	28,785.33	0.00
A-S	09/01/21 - 09/30/21	30	0.00	123,589.17	0.00	123,589.17	0.00	0.00	0.00	123,589.17	0.00
B	09/01/21 - 09/30/21	30	0.00	145,292.81	0.00	145,292.81	0.00	0.00	0.00	145,292.81	0.00
C	09/01/21 - 09/30/21	30	0.00	181,631.66	0.00	181,631.66	0.00	0.00	0.00	181,631.66	0.00
D	09/01/21 - 09/30/21	30	0.00	128,700.00	0.00	128,700.00	0.00	0.00	0.00	128,700.00	0.00
E	09/01/21 - 09/30/21	30	0.00	62,304.32	0.00	62,304.32	0.00	0.00	0.00	62,304.32	0.00
F	09/01/21 - 09/30/21	30	0.00	31,155.00	0.00	31,155.00	0.00	0.00	0.00	31,155.00	0.00
G	09/01/21 - 09/30/21	30	0.00	52,958.38	0.00	52,958.38	0.00	0.00	0.00	52,958.38	0.00
H	09/01/21 - 09/30/21	30	253,091.74	68,209.81	0.00	68,209.81	16,901.67	0.00	0.00	51,308.14	270,713.24
Totals			253,091.74	2,914,366.36	0.00	2,914,366.36	16,901.67	0.00	0.00	2,897,464.68	270,713.24

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	26,074,815.72
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,921,622.78	Master Servicing Fee	4,698.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,898.92
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.92
ARD Interest	0.00	Operating Advisor Fee	1,109.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.95
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,921,622.78	Total Fees	10,390.56

Principal		Expenses/Reimbursements
Scheduled Principal	914,374.26	Reimbursement for Interest on Advances	(85.00)
Unscheduled Principal Collections		ASER Amount	2,870.99
Principal Prepayments	19,170,142.32	Special Servicing Fees (Monthly)	10,981.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	20,084,516.58	Total Expenses/Reimbursements	13,767.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	3,092,834.46	Interest Distribution	2,897,464.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	20,084,516.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	3,092,834.46
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	3,092,834.46	Total Payments to Certificateholders and Others	26,074,815.72
Total Funds Collected	26,098,973.82	Total Funds Distributed	26,098,973.82

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	719,811,338.27	719,811,338.27	Beginning Certificate Balance	720,586,260.66
(-) Scheduled Principal Collections	914,374.26	914,374.26	(-) Principal Distributions	20,084,516.58
(-) Unscheduled Principal Collections	19,170,142.32	19,170,142.32	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	699,726,821.69	699,726,821.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	720,265,756.10	720,265,756.10	Ending Certificate Balance	700,501,744.08
Ending Actual Collateral Balance	700,194,479.04	700,194,479.04

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	774,922.39
Beginning Cumulative Advances	0.00	774,922.39	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	774,922.39
Ending Cumulative Advances	0.00	774,922.39	Net WAC Rate	4.85%
			UC / (OC) Interest	3,134.13
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP
	5,000,000 or less	13	48,750,642.86	6.97%	59	5.0998	1.900639	1.30 or less	15	207,721,292.57	29.69%	48	5.1512	0.716911
5,000,001 to 10,000,000		14	104,309,591.08	14.91%	57	5.1842	1.616007	1.31 to 1.40	4	112,263,051.48	16.04%	52	4.5239	1.343109
10,000,001 to 15,000,000		5	62,403,372.85	8.92%	53	4.8282	1.698865	1.41 to 1.50	2	19,562,896.62	2.80%	54	5.1485	1.461800
15,000,001 to 25,000,000		10	203,762,609.13	29.12%	53	4.8451	1.504845	1.51 to 1.60	3	31,833,068.54	4.55%	55	5.1781	1.544082
25,000,001 to 50,000,000		4	162,421,746.61	23.21%	53	4.5647	1.334685	1.61 to 1.70	3	21,049,545.08	3.01%	52	5.0665	1.645040
	50,000,001 or greater	2	108,176,199.05	15.46%	54	5.0114	1.664925	1.71 to 1.80	4	23,941,933.67	3.42%	54	4.9475	1.741604
	Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644	1.81 to 2.50	13	232,567,464.97	33.24%	55	4.6635	2.037775
								2.51 to 3.00	1	24,000,000.00	3.43%	112	5.1910	2.800900
								3.01 or greater	3	16,884,908.65	2.41%	53	4.9592	4.491581
								Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP
							Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP
California	5	92,416,891.58	13.21%	54	5.0529	1.195335
							Lodging	9	127,264,595.29	18.19%	44	5.1628	0.749696
Colorado	3	47,987,222.67	6.86%	59	4.4700	1.935437
							Mixed Use	6	58,524,232.58	8.36%	53	5.0204	1.627331
Florida	1	3,393,059.99	0.48%	54	5.2420	1.654100
							Mobile Home Park	3	5,197,398.18	0.74%	54	5.3663	1.700689
Georgia	2	5,560,545.51	0.79%	54	4.8740	2.045700
							Multi-Family	1	11,561,817.61	1.65%	54	4.3610	2.170700
Illinois	6	16,541,179.56	2.36%	53	4.9268	0.970739
							Office	10	209,977,742.16	30.01%	60	4.7920	1.615450
Indiana	3	10,296,358.31	1.47%	51	5.3032	4.148153
							Other	1	3,520,501.52	0.50%	55	5.0500	1.999400
Kansas	4	8,738,000.08	1.25%	54	4.8740	2.045700
							Retail	23	209,314,548.62	29.91%	55	4.7376	1.752940
Massachusetts	3	39,864,786.22	5.70%	22	4.8914	0.599264
							Self Storage	19	64,463,325.63	9.21%	54	4.9113	2.063306
Michigan	3	20,865,620.15	2.98%	53	4.7448	2.035824
							Totals	74	699,726,821.69	100.00%	54	4.8709	1.551644
New Jersey	1	19,809,310.58	2.83%	51	4.6726	1.885700

New York	2	43,325,528.74	6.19%	49	4.1175	1.345566

North Carolina	6	89,172,601.25	12.74%	54	5.1187	1.447038

Ohio	2	23,538,292.03	3.36%	52	5.2788	0.030302

Pennsylvania	8	89,119,640.38	12.74%	52	4.7206	1.987030

Tennessee	1	4,204,776.63	0.60%	52	5.2500	1.569900

Texas	17	128,214,481.74	18.32%	54	4.8186	1.659761

Virginia	3	33,916,331.60	4.85%	104	5.2312	2.461471

West Virginia	1	6,677,837.71	0.95%	53	5.9500	(0.808500)

Wisconsin	1	6,181,696.86	0.88%	55	5.3372	1.202700

Totals	74	699,726,821.69	100.00%	54	4.8709	1.551644

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP
	4.500% or less	6	117,087,346.35	16.73%	51	4.1783	1.886880	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	18	288,400,800.04	41.22%	49	4.8206	1.609362	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	20	267,370,559.47	38.21%	60	5.1793	1.401999	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	4	16,965,455.72	2.42%	71	5.7255	0.638412	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644	49 months or greater	48	689,824,161.58	98.58%	54	4.8729	1.552215
								Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP
	60 months or less	45	655,477,195.87	93.68%	51	4.8533	1.500554	Interest Only	7	112,600,000.00	16.09%	52	4.4750	2.163998
61 months to 143 months		3	34,346,965.71	4.91%	112	5.2459	2.538111	300 months or less	41	577,224,161.58	82.49%	55	4.9505	1.432874
	144 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,902,660.11	1.42%	54	4.7342	NAP				None
Underwriter's Information		4	39,183,172.66	5.60%	61	4.8099	1.569529
	12 months or less	41	633,199,767.87	90.49%	54	4.8710	1.559798
	13 months to 24 months	2	13,235,425.99	1.89%	55	4.9490	1.279306
	25 months or greater	1	4,205,795.06	0.60%	55	5.5000	1.108100
	Totals	50	699,726,821.69	100.00%	54	4.8709	1.551644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306021001	LO	Huntington Beach	CA	Actual/360	5.070%	209,623.86	60,930.07	0.00	N/A	05/01/26	--	49,615,114.77	49,554,184.70	10/01/21
1A	306021053	LO	Huntington Beach	CA	Actual/360	5.070%	41,924.77	12,186.02	0.00	N/A	05/01/26	--	9,923,022.91	9,910,836.89	10/01/21
3	300801452	OF	Charlotte	NC	Actual/360	5.144%	236,337.96	80,142.88	0.00	04/01/26	04/01/46	--	55,133,273.26	55,053,130.38	10/01/21
4	883100572	SS	Various	Various	Actual/360	4.874%	216,040.55	67,053.38	0.00	N/A	04/06/26	--	53,190,122.05	53,123,068.67	10/06/21
5	306021005	OF	New York	NY	Actual/360	4.117%	138,729.94	59,797.84	0.00	N/A	11/06/25	--	40,431,313.23	40,371,515.39	10/06/21
5A	306021054	OF	New York	NY	Actual/360	4.117%	10,150.97	4,375.45	0.00	N/A	11/06/25	--	2,958,388.80	2,954,013.35	10/06/21
6	1546742	RT	Bastrop	TX	Actual/360	4.815%	150,697.03	60,845.87	0.00	N/A	06/01/26	--	37,556,892.39	37,496,046.52	10/01/21
7	306021007	OF	Dallas	TX	Actual/360	4.684%	53,088.67	24,560.11	0.00	N/A	02/06/26	--	13,601,727.26	13,577,167.15	10/06/21
7A	306021055	OF	Dallas	TX	Actual/360	4.684%	81,402.63	37,658.84	0.00	N/A	02/06/26	--	20,855,981.26	20,818,322.42	10/06/21
8	306021008	RT	Boulder	CO	Actual/360	4.097%	119,495.83	0.00	0.00	N/A	02/06/26	--	35,000,000.00	35,000,000.00	10/06/21
10	306021010	OF	Richmond	VA	Actual/360	5.191%	103,820.00	0.00	0.00	N/A	02/06/31	--	24,000,000.00	24,000,000.00	10/06/21
10A	306021056	OF	Richmond	VA	Actual/360	5.191%	23,792.08	0.00	0.00	N/A	02/06/31	--	5,500,000.00	5,500,000.00	10/06/21
11	306021011	RT	Grove City	PA	Actual/360	4.309%	86,170.00	0.00	0.00	N/A	12/01/25	--	24,000,000.00	24,000,000.00	10/01/21
12	306021012	LO	Cincinnati	OH	Actual/360	5.319%	88,944.34	48,613.86	0.00	N/A	02/06/26	--	20,066,404.37	20,017,790.51	10/06/21
13	300801448	LO	Cambridge	MA	Actual/360	4.933%	81,786.70	30,620.25	0.00	12/01/20	12/01/21	--	19,895,406.47	19,864,786.22	10/01/21
14	407004611	MU	Charlotte	NC	Actual/360	5.094%	79,667.95	37,609.55	0.00	N/A	05/06/26	--	18,767,478.89	18,729,869.34	10/06/21
15	300801463	OF	West Conshohocken	PA	Actual/360	4.840%	80,666.67	0.00	0.00	N/A	02/01/26	--	20,000,000.00	20,000,000.00	10/01/21
16	883100569	MU	Boston	MA	Actual/360	4.850%	80,833.33	0.00	0.00	N/A	03/06/26	--	20,000,000.00	20,000,000.00	10/06/21
17	883100555	MF	Tampa	FL	Actual/360	4.857%	77,704.15	19,198,061.41	0.00	N/A	01/06/26	--	19,198,061.41	0.00	10/06/21
18	453011289	OF	Lawrence Township	NJ	Actual/360	4.673%	77,222.33	22,582.19	0.00	N/A	01/01/26	--	19,831,892.77	19,809,310.58	08/01/21
19	1646915	RT	East Stroudsburg	PA	Actual/360	4.570%	63,017.93	24,848.79	0.00	N/A	04/01/26	--	16,547,378.85	16,522,530.06	10/01/21
20	306021020	RT	Aberdeen	NC	Actual/360	4.986%	56,544.78	23,315.11	0.00	N/A	03/06/26	--	13,608,578.45	13,585,263.34	10/06/21
22	883100540	MU	Los Angeles	CA	Actual/360	5.131%	52,496.73	21,058.86	0.00	N/A	11/06/25	--	12,277,543.95	12,256,485.09	10/06/21
23	1647044	RT	Burbank	CA	Actual/360	4.960%	47,330.81	28,363.24	0.00	N/A	05/01/26	--	11,451,002.90	11,422,639.66	10/01/21
24	306021024	MF	Oak Park	MI	Actual/360	4.361%	42,096.46	21,706.40	0.00	N/A	04/06/26	--	11,583,524.01	11,561,817.61	10/06/21
25	883100578	RT	Chicago	IL	Actual/360	4.848%	39,813.32	12,416.17	0.00	N/A	05/06/26	--	9,854,782.17	9,842,366.00	10/06/21
26	306021026	RT	San Antonio	TX	Actual/360	5.321%	39,520.64	14,331.33	0.00	N/A	05/06/26	--	8,912,753.90	8,898,422.57	10/06/21
27	300801456	RT	Fresno	CA	Actual/360	4.954%	38,334.92	13,063.91	0.00	N/A	04/01/26	--	9,285,809.15	9,272,745.24	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	883100560	LO	Indianapolis	IN	Actual/360	5.345%	38,747.60	14,272.13	0.00	N/A	01/06/26	--	8,699,180.78	8,684,908.65	10/06/21
30	306021030	OF	Upper Dublin Township	PA	Actual/360	5.199%	34,258.13	12,960.09	0.00	N/A	05/06/26	--	7,907,242.98	7,894,282.89	10/06/21
31	883100570	MU	Philadelphia	PA	Actual/360	5.110%	32,152.84	12,691.22	0.00	N/A	03/06/26	--	7,550,569.37	7,537,878.15	10/06/21
32	306021032	SS	Denver	CO	Actual/360	5.413%	36,761.52	9,350.57	0.00	N/A	03/06/26	--	8,149,607.53	8,140,256.96	10/06/21
34	306021034	LO	Cross Lanes	WV	Actual/360	5.950%	33,184.87	14,908.76	0.00	N/A	03/06/26	--	6,692,746.47	6,677,837.71	06/06/20
35	306021035	RT	West Milwaukee	WI	Actual/360	5.337%	27,535.35	9,267.37	0.00	N/A	05/06/26	--	6,190,964.23	6,181,696.86	09/06/21
36	883100528	LO	Troy	MI	Actual/360	4.992%	21,262.63	13,200.69	0.00	N/A	10/06/25	--	5,111,208.17	5,098,007.48	10/06/21
37	306021037	RT	Various	Various	Actual/360	5.078%	22,341.44	9,128.92	0.00	N/A	11/06/25	--	5,279,480.60	5,270,351.68	10/06/21
38	1647131	RT	Denton	TX	Actual/360	4.810%	21,645.00	0.00	0.00	N/A	06/01/26	--	5,400,000.00	5,400,000.00	10/01/21
39	1546679	MF	Columbus	OH	Actual/360	4.720%	20,502.60	6,789.03	0.00	N/A	03/01/26	--	5,212,525.01	5,205,735.98	10/01/21
40	883100529	RT	Lansdale	PA	Actual/360	4.742%	17,934.74	9,889.26	0.00	N/A	11/06/25	--	4,538,524.43	4,528,635.17	10/06/21
41	306021042	RT	Fort Collins	CO	Actual/360	5.580%	22,566.70	6,088.54	0.00	N/A	05/01/31	--	4,853,054.25	4,846,965.71	10/01/21
42	300801466	RT	Wayne	PA	Actual/360	4.740%	19,750.00	0.00	0.00	N/A	05/01/26	--	5,000,000.00	5,000,000.00	10/01/21
43	306021043	LO	Emporia	VA	Actual/360	5.500%	20,289.26	10,415.11	0.00	N/A	03/06/26	--	4,426,746.71	4,416,331.60	10/06/21
44	1646966	MF	University Park	IL	Actual/360	4.750%	18,615.87	6,031.97	0.00	N/A	05/01/26	--	4,702,956.10	4,696,924.13	10/01/21
45	306021045	RT	Nashville	TN	Actual/360	5.250%	18,426.41	6,974.96	0.00	N/A	02/06/26	--	4,211,751.59	4,204,776.63	10/06/21
46	306021046	RT	West Bloomfield	MI	Actual/360	5.500%	19,306.74	6,584.44	0.00	N/A	05/01/26	--	4,212,379.50	4,205,795.06	07/01/21
47	1546088	98	North Olmsted	OH	Actual/360	5.050%	14,851.84	8,648.43	0.00	N/A	05/01/26	--	3,529,149.95	3,520,501.52	10/01/21
48	306021048	RT	Clearfield	PA	Actual/360	5.569%	16,903.18	5,696.78	0.00	N/A	03/06/26	--	3,642,010.89	3,636,314.11	10/06/21
49	306021049	MH	Fort Pierce	FL	Actual/360	5.242%	14,846.34	5,566.87	0.00	N/A	04/06/26	--	3,398,626.86	3,393,059.99	10/06/21
50	306021050	LO	Bloomington	IL	Actual/360	5.000%	12,698.64	7,762.01	0.00	N/A	12/06/25	--	3,047,673.54	3,039,911.53	10/06/21
51	306021051	SS	Houston	TX	Actual/360	4.255%	11,346.13	0.00	0.00	N/A	03/06/26	--	3,200,000.00	3,200,000.00	10/06/21
52	306021052	MH	Various	NC	Actual/360	5.600%	8,439.60	4,147.90	0.00	N/A	05/06/26	--	1,808,486.09	1,804,338.19	10/06/21
Totals							2,921,622.78	20,084,516.58	0.00				719,811,338.27	699,726,821.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,390,971.09	11,048,618.84	07/01/20	06/30/21	--	0.00	0.00	1,034,212.59	1,034,212.59	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	206,842.54	206,842.54	0.00	0.00
3	4,755,841.13	2,594,158.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,251,891.99	2,911,437.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,706,773.00	7,390,069.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,291,599.51	1,845,589.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,484,654.66	4,639,267.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	14,310,466.00	6,719,358.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,425,468.61	4,445,435.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	13,627,925.00	7,011,375.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,289,619.00	(233,177.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(2,167,586.98)	0.00	--	--	--	0.00	0.00	673,683.30	673,683.30	0.00	0.00
14	5,200,221.28	2,773,717.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,596,935.86	3,415,589.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,541,715.74	463,699.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,559,441.31	756,661.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	13,394,461.72	0.00	--	--	--	0.00	0.00	99,562.57	198,875.89	0.00	0.00
19	2,204,982.51	1,211,553.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,595,909.23	969,686.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,557,921.59	749,198.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,298,200.77	692,415.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,792,724.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	585,904.13	301,241.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,045,802.04	542,951.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	865,244.03	576,211.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	4,874,883.95	3,375,141.66	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,066,017.20	384,169.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,029,029.61	416,765.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	587,700.51	361,558.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	(338,270.46)	0.00	--	--	08/11/21	579,510.63	9,167.37	45,154.93	759,870.92	0.00	0.00
35	553,062.54	280,816.49	01/01/21	06/30/21	--	0.00	0.00	36,776.92	36,776.92	0.00	0.00
36	1,087,542.06	1,146,123.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	370,556.15	114,520.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	438,206.23	219,104.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	400,069.00	205,756.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	623,845.00	336,846.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	725,301.55	564,955.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	451,050.62	500,348.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	459,067.18	271,345.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	421,091.00	199,408.00	01/01/19	06/30/19	--	0.00	0.00	25,848.56	77,619.64	0.00	0.00
47	558,400.00	422,883.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	503,413.97	84,442.91	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	412,798.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(81,117.16)	290,523.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	505,025.30	276,460.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	222,920.54	68,820.27	01/01/21	04/01/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	130,477,680.86	70,345,047.78				579,510.63	9,167.37	2,122,081.42	2,987,881.80	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	883100555	19,170,142.32	Payoff w/ yield maintenance	0.00	3,092,834.46
Totals		19,170,142.32		0.00	3,092,834.46
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	19,809,310.58	1	4,205,795.06	1	6,677,837.71	0	0.00	1	6,677,837.71	0	0.00	0	0.00	1	19,170,142.32	4.870922%	4.835484%	54
09/17/21	0	0.00	0	0.00	2	10,905,125.97	0	0.00	1	6,692,746.47	0	0.00	0	0.00	0	0.00	4.870648%	4.835740%	55
08/17/21	0	0.00	0	0.00	2	10,924,771.09	0	0.00	1	6,706,478.71	0	0.00	0	0.00	1	5,974,171.78	4.870734%	4.835823%	56
07/16/21	0	0.00	0	0.00	3	18,138,736.21	0	0.00	1	6,720,140.95	0	0.00	0	0.00	0	0.00	4.873912%	4.836722%	57
06/17/21	0	0.00	1	7,204,949.83	2	10,965,518.95	0	0.00	1	6,734,840.99	0	0.00	0	0.00	0	0.00	4.874006%	4.836811%	58
05/17/21	0	0.00	2	11,450,906.66	1	6,748,358.65	0	0.00	1	6,748,358.65	0	0.00	0	0.00	0	0.00	4.878029%	4.842137%	55
04/16/21	1	7,224,848.08	1	4,242,948.91	1	6,762,919.47	0	0.00	1	6,762,919.47	0	0.00	0	0.00	0	0.00	4.884717%	4.850364%	55
03/17/21	1	4,248,717.69	1	7,234,211.90	1	6,776,294.00	0	0.00	1	6,776,294.00	0	0.00	0	0.00	0	0.00	4.884803%	4.856714%	56
02/18/21	1	7,246,650.74	0	0.00	1	6,792,951.36	0	0.00	1	6,792,951.36	1	20,101,008.71	0	0.00	0	0.00	4.884889%	4.837983%	57
01/15/21	2	26,388,874.77	0	0.00	3	66,271,101.97	1	6,806,172.81	0	0.00	2	59,464,929.16	0	0.00	1	33,000,000.00	4.884845%	4.838079%	58
12/17/20	0	0.00	0	0.00	4	99,349,024.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.919928%	4.864474%	57
11/18/20	0	0.00	0	0.00	4	99,436,078.67	0	0.00	0	0.00	0	0.00	0	0.00	1	14,139,354.06	4.919982%	4.864529%	58
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	453011289	08/01/21	1	1	99,562.57	198,875.89	0.00	19,851,341.62	04/12/21	1
34	306021034	06/06/20	15	6	45,154.93	759,870.92	0.00	6,900,195.89	10/25/17	7			02/03/21
35	306021035	09/06/21	0	B	36,776.92	36,776.92	0.00	6,190,964.23
46	306021046	07/01/21	2	2	25,848.56	77,619.64	0.00	4,224,177.37	05/10/21	98
Totals					207,342.99	1,073,143.37	0.00	37,166,679.11
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		19,864,786	19,864,786		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		5,098,007	5,098,007		0	0
49 - 60 Months		585,363,932	554,670,989	24,015,106		6,677,838
> 60 Months		89,400,096	89,400,096		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	699,726,822	669,033,878	19,809,311	4,205,795	0	6,677,838
Sep-21	719,811,338	708,906,212	0	0	4,212,380	6,692,746
Aug-21	720,642,555	709,717,784	0	0	4,218,292	6,706,479
Jul-21	728,664,650	710,525,914	0	0	11,418,595	6,720,141
Jun-21	729,578,951	711,408,482	0	7,204,950	4,230,678	6,734,841
May-21	785,768,780	767,569,515	0	11,450,907	0	6,748,359
Apr-21	794,844,958	776,614,242	7,224,848	4,242,949	0	6,762,919
Mar-21	795,693,502	777,434,278	4,248,718	7,234,212	0	6,776,294
Feb-21	796,673,289	782,633,687	7,246,651	0	0	6,792,951
Jan-21	796,965,171	704,305,194	26,388,875	0	59,464,929	6,806,173
Dec-20	830,772,263	731,423,239	0	0	99,349,024	0
Nov-20	831,651,995	732,215,916	0	0	99,436,079	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	300801448	19,864,786.22	20,040,404.62	106,000,000.00	10/01/15	(3,056,061.98)	(0.66210)	12/31/20	12/01/21	295
18	453011289	19,809,310.58	19,851,341.62	199,000,000.00	11/05/15	11,645,945.72	1.88570	12/31/20	01/01/26	295
34	306021034	6,677,837.71	6,900,195.89	7,600,000.00	06/29/21	(466,654.46)	(0.80850)	12/31/20	03/06/26	232
46	306021046	4,205,795.06	4,224,177.37	5,100,000.00	06/11/21	172,154.00	1.10810	06/30/19	05/01/26	294
Totals		50,557,729.57	51,016,119.50	317,700,000.00		8,295,383.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	300801448	LO	MA	04/13/20	1

COVID related transfer. 9 month forbearance and 12 month loan extension closed on 8/31/20. Loan is currently being monitored. The hotel is dependent on business travel. Occupancy 8/31/21; YTD of 28%, TTM 23%. Forbearance and

Modification completed . FB period expired 5/1/21. Maturity extended to 12/1/2021.

18	453011289	OF	NJ	04/12/21	1

Loan Transfered on 4/12/2021. Special servicer sent Hello letter, engaged counsel and completed a PNA. The loan is not in default but the cash sweep has been triggered. Borrower and special servicer reached an agreement in principle for a

	modificatio	n which includes, most notably, an IO conversion and ongoing cash trap. The modification closed in September 2021. Return of the loan to the master servicer is in process.

34	306021034	LO	WV	10/25/17	7

Foreclosure took place in January 2021 and the collateral became REO on 2/16/2021. Lender assumed the existing franchise agreement with Wyndham and a management company was engaged. Lender continues to operate as a Wyndham

Garden Hotel.

46	306021046	RT	MI	05/10/21	98
Loan transferred 5/19/2021 due to Payment Default. Hello Letter and PNL sent to Borrower. Borrower expressed desire to bring the Loan current. Special Servicer evaluating next steps.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	306021001	49,608,080.99	5.07000%	49,608,080.99 5.07000%		8	10/30/20	07/01/20	01/11/21
1A	306021053	9,921,616.16	5.07000%	9,921,616.16 5.07000%		8	10/30/20	07/01/20	01/11/21
12	306021012	0.00	5.31900%	0.00	5.31900%	10	06/06/20	06/04/20	08/11/20
13	300801448	0.00	4.93300%	0.00	4.93300%	9	08/31/20	08/31/20	--
Totals		59,529,697.15		59,529,697.15
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	306021009 01/15/21	33,000,000.00	37,000,000.00	35,461,102.25	1,719,535.77	35,461,102.25	33,741,566.48	0.00	0.00	0.00	0.00	0.00%
33	306021033 08/17/21	7,194,417.87	10,540,000.00	6,363,547.45	379,834.21	6,363,547.45	5,983,713.24	1,210,704.63	0.00	0.00	1,210,704.63	15.93%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		40,194,417.87	47,540,000.00	41,824,649.70	2,099,369.98	41,824,649.70	39,725,279.72	1,210,704.63	0.00	0.00	1,210,704.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	306021009	01/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	306021033	08/17/21	0.00	0.00	1,210,704.63	0.00	0.00	1,210,704.63	0.00	0.00	1,210,704.63
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,210,704.63	0.00	0.00	1,210,704.63	0.00	0.00	1,210,704.63

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	(150.09)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,131.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	2,870.99	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(85.00)	0.00	0.00	0.00
Total	0.00	0.00	10,981.55	0.00	0.00	2,870.99	0.00	0.00	(85.00)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,767.54

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28